Loans, Allowance for Credit Losses, Credit Quality and Off-Balance Sheet Credit Exposures (Details 4) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Nonaccrual with NO ACL	$ 8,338,166	$ 6,955,046
90 Days Or More And Accruing	806,325	485,174
Commercial Real Estates [Member]
Nonaccrual with NO ACL	1,196,838	2,818,283
90 Days Or More And Accruing	0	38,779
Residential real estate - 1st lien [Member]
Nonaccrual with NO ACL	752,850	415,074
90 Days Or More And Accruing	806,325	446,395
Commercial & industrial [Member]
Nonaccrual with NO ACL	6,365,276	3,632,659
90 Days Or More And Accruing	0	0
Residential real estate - Jr lien [Member]
Nonaccrual with NO ACL	23,202	89,030
90 Days Or More And Accruing	$ 0	$ 0